UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-5011

Name of Fund:  CMA Pennsylvania Municipal Money Fund
               CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, CMA Pennsylvania Municipal Money Fund, 800 Scudders Mill Road,
Plainsboro, NJ,  08536.  Mailing address:  P.O. Box 9011, Princeton,
NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/03

Date of reporting period: 04/01/02 - 3/31/03

Item 1 - Attach shareholder report



(BULL LOGO)
Merrill Lynch Investment Managers


Annual Report
March 31, 2003


CMA Pennsylvania
Municipal Money Fund


www.mlim.ml.com



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.



CMA Pennsylvania Municipal Money Fund
of CMA Multi-State Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper



To Our Shareholders:


For the year ended March 31, 2003, CMA Pennsylvania Municipal Money Fund paid shareholders a net annualized yield of .83%.* As of March 31, 2003, the Fund's 7-day yield was .64%.


Economic Environment
During the year ended March 31, 2003, Pennsylvania's economy continued to struggle as the result of a global recession. Moreover, slower economic activity reduced corporate and personal spending, while a severe decline in the stock market virtually eliminated capital gains. Consequently, personal bankruptcies continued to accelerate through the fall and although Pennsylvania's incidence of bankruptcy is below the national average, the gap did narrow over the past year. This deterioration in credit quality is particularly alarming given that Pennsylvania's unemployment rate is currently at a cyclical high. Job losses have been broad based with only construction and government registering steady gains. For example, housing construction enjoyed an extended season this year as strong permit issuance continued late into the fall. Manufacturing, which continues to bear the brunt of the slower economy, has affected various parts of the commonwealth to varying degrees. In more diverse metro areas such as Pittsburgh and Philadelphia, the recession has had a smaller impact on employment than has been the case historically. Consequently, employment was more adversely affected in the more rural areas because their economies are still heavily reliant on manufacturing.



*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.



The commonwealth's finances remained strained during the past year because of the sluggish global economy. Fiscal 2003 year-to-date revenues through December 2002 indicated a $96 million shortfall from budget, and the commonwealth is currently projecting a $433 million gap for the fiscal year. Strategies to fill the gap include the implementation of a spending freeze and use of the commonwealth's Rainy Day Fund. The Rainy Day Fund, which totaled over $1 billion a few years ago, will end 2003 with no remaining funds. For fiscal year 2004, the governor's office is projecting a budget deficit ranging from $500 million to as much as $2 billion. The commonwealth has not disclosed if it is contemplating the securitization of tobacco revenues to reduce the expected deficit. Despite these economic trends, the commonwealth's practice of keeping budget growth to a minimum and revenue assumption realistic in the 1990s has helped prepare for this economic slowdown. However, if the economic slowdown is protracted, Pennsylvania will be faced with difficult choices in balancing budgetary needs compared to available resources. Per-capita wealth levels and the commonwealth's state tax-supported debt ratios remain close to national averages, with the latter showing an improving trend in recent years relative to other states. For the near future, cautious fiscal management practices are expected to be maintained and should accommodate a trend of slower economic growth.

Going forward, Pennsylvania will likely see further job losses in the near term. While manufacturing could mount a rebound in 2003 if business revives, the bulk of Pennsylvania's job growth would most likely come from its service producing industries. The governor has signaled the possibility of a tax increase and a $20 million stimulus package that is directed to benefit the Pennsylvania business sector, which has struggled with the lack of investment nationally. In the long term, the commonwealth's poor demographic trends and a relatively low concentration of high-growth industries outside of the main two metropolitan areas will limit the potential for growth.


Investment Strategy
At the beginning of the 12-month period ended March 31, 2003, we sought to maintain the Fund's relatively bearish stance. This was because of our expectation of a rise in interest rates as reflected by the Federal Reserve Board's change in bias from that of weakness to neutral at the March 19, 2002 Federal Open Market Committee meeting. In addition, this position allowed the Fund to take advantage of the anticipated rise in yields on variable rate product caused by outflows during tax time. As tax season began, a smaller amount of income tax related redemptions caused variable rate product to underperform compared to previously purchased fixed rate securities. Consequently, although we allowed the Fund to trend to a more bearish position, we continued to benefit from the more aggressive stance attained early in the first quarter of 2002.

As the period progressed, economic data began to reveal that growth for the second quarter of 2002 was slowing from that of the first quarter. Furthermore, U.S. equity markets were suffering from a confidence crisis caused by accounting scandals and corporate malfeasance. For example, the Dow Jones Industrial Average, which began the period at 10,362, declined to 7,992 by the end of March 2003. As a result of these factors, we looked to move to a more neutral position given our opinion that the Federal Reserve Board would not tighten monetary policy in the coming months. A majority of our extension took place in April and May 2002 as we tried to lock in higher yields than were expected going forward. This strategy benefited the Fund as yields on tax-exempt securities maturing in one year declined almost 70 basis points (.70%) by the end of June 2002. As summer ended, continued weakness in capital expenditures and another possible military confrontation with Iraq caused the U.S. economy to weaken. In fact, at its August 13, 2002 Federal Open Market Committee meeting, the Federal Reserve Board changed its outlook from neutral back to that of weakness.

As the second half of the period began, we looked to maintain the Fund's current stance because it was our opinion that the significant short-term issuance from the State of California would cause general market variable rate product to outperform fixed rate securities through year end. Our strategy benefited the Fund as yields on variable rate product averaged 1.65%, while yields on fixed rate product averaged 1.45% through mid-November. Nevertheless, from mid-November 2002 to early March 2003, yields on variable rate securities declined significantly because of the tremendous demand for short-term tax-exempt instruments. This was caused by both the Federal Reserve Board lowering the Federal Funds rate by 50 basis points at the November 6, 2002 Federal Open Market Committee meeting and continued cash inflows through February 2003. Since we anticipated that the Federal Reserve Board would keep monetary policy on hold for the near term, we continued to look for attractive opportunities to moderately extend our average portfolio maturity during this time. However, this proved to be difficult given a flat short-term tax-exempt yield curve and lack of state-specific fixed rate issuance. Our strategy allowed the Fund to provide a total return that was above average relative to its peer group for the one-year period ended March 31, 2003 according to iMoneyNet, Inc. As the period ended, we planned to maintain our current position, given the significant rally in the note market and the expected spike in yields on variable rate product as tax time approaches.


In Conclusion
We thank you for your support of CMA Pennsylvania Municipal Money
Fund, and we look forward to serving your investment needs in the months and years ahead.


Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



(Kenneth A. Jacob)
Kenneth A. Jacob
Senior Vice President



(John M. Loffredo)
John M. Loffredo
Senior Vice President



(Darrin J. SanFillippo)
Darrin J. SanFillippo
Portfolio Manager



April 14, 2003



CMA PENNSYLVANIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003                                                                 (IN THOUSANDS)

                   Face
State             Amount                                    Issue                                                    Value
Pennsylvania--             ABN Amro Munitops Certificates Trust, VRDN (d):
100.4%           $ 3,760      GO, Series 2001-18, 1.21% due 10/01/2009 (c)                                        $   3,760
                  21,879      Series 1999-16, 1.20% due 3/07/2007 (b)                                                21,879
                  14,455   Allegheny County, Pennsylvania, GO, Series C-51, 2.05% due 5/01/2003                      14,455
                           Allegheny County, Pennsylvania, Hospital Development Authority Revenue Bonds
                           (Presbyterian University Hospital), ACES, VRDN (d):
                   3,775      Series B-1, 1.20% due 3/01/2018                                                         3,775
                     930      Series B-2, 1.20% due 3/01/2018                                                           930
                   4,250      Series B-3, 1.20% due 3/01/2018                                                         4,250
                  10,950   Allegheny County, Pennsylvania, IDA, Health and Housing Facilities Revenue Refunding
                           Bonds (Longwood at Oakmont Inc.), VRDN, Senior Series B, 1.25% due 7/01/2027 (d)          10,950
                           Allegheny County, Pennsylvania, IDA, Revenue Bonds:
                   3,125      (The Bradley Center), VRDN, Series A, 1.20% due 11/01/2014 (d)                          3,125
                   6,000      (Western Pennsylvania School for the Blind), 1.60% due 7/01/2003                        6,000
                           Allegheny County, Pennsylvania, IDA, Revenue Refunding Bonds, VRDN (d):
                   8,400      (Commercial Development-Parkway Center Project), Series A, 1.17% due 5/01/2009          8,400
                   6,500      MERLOTS, Series A-48, 1.26% due 9/01/2011 (a)                                           6,500
                   1,790   Beaver County, Pennsylvania, IDA, IDR (Standard Steel Specialty), VRDN, 1.29% due
                           12/03/2007 (d)                                                                             1,790
                   4,000   Beaver County, Pennsylvania, IDA, PCR, Refunding (Atlantic Richfield Project),
                           VRDN, 1.15% due 12/01/2020 (d)                                                             4,000
                   4,725   Bedford County, Pennsylvania, IDA, Revenue Bonds (Defiance Metal Products), VRDN,
                           1.29% due 2/01/2011 (d)                                                                    4,725
                   1,130   Berks County, Pennsylvania, IDA, IDR (Valley Forge Flag Company, Inc. Project),
                           VRDN, AMT, Series A, 1.37% due 9/01/2006 (d)                                               1,130
                   1,185   Berks County, Pennsylvania, IDA, Manufacturing Facilities Revenue Bonds (Berks
                           Products Corporation), VRDN, AMT, 1.32% due 8/01/2006 (d)                                  1,185
                   2,995   Berks County, Pennsylvania, IDA, Revenue Bonds (World Electronics Sales), VRDN,
                           AMT, 1.37% due 8/01/2016 (d)                                                               2,995
                   5,900   Blair County, Pennsylvania, IDA, Revenue Bonds (NPC Inc. Project), VRDN, AMT,
                           1.30% due 9/01/2017 (d)                                                                    5,900
                   3,135   Bradford County, Pennsylvania, IDA, EDR (Towanda Printing Company), VRDN, AMT,
                           1.30% due 9/01/2016 (d)                                                                    3,135
                   2,410   Bradford County, Pennsylvania, IDA, Revenue Bonds (State Aggregates Inc. Project),
                           VRDN, AMT, 1.37% due 2/01/2015 (d)                                                         2,410
                           Bucks County, Pennsylvania, IDA, Revenue Bonds, VRDN, AMT (d):
                   4,515      (Bracalentes Manufacturing Company Inc. Project), 1.37% due 6/01/2016                   4,515
                   4,500      (Harsco Corporation Project), 1.37% due 8/01/2011                                       4,500
                   3,740      (L&P Properties LP Project), Series A, 1.42% due 6/01/2014                              3,740
                   6,500   Bucks County, Pennsylvania, TRAN, 2% due 12/31/2003                                        6,541
                     995   Butler County, Pennsylvania, GO, 6% due 7/15/2003 (c)                                      1,008




Portfolio Abbreviations for CMA Pennsylvania Municipal Money Fund

ACESSM     Adjustable Convertible Extendible Securities
AMT        Alternative Minimum Tax (subject to)
CP         Commercial Paper
EDR        Economic Development Revenue Bonds
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
HFA        Housing Finance Authority
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
MERLOTS    Municipal Extendible Receipt Liquidity
           Option Tender Securities
MSTR       Municipal Securities Trust Receipts
PCR        Pollution Control Revenue Bonds
S/F        Single-Family
TRAN       Tax Revenue Anticipation Notes
VRDN       Variable Rate Demand Notes




CMA PENNSYLVANIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003 (CONTINUED)                                                     (IN THOUSANDS)

                   Face
State             Amount                                    Issue                                                    Value
Pennsylvania               Butler County, Pennsylvania, IDA, Revenue Bonds (Concordia Lutheran Ministers):
(continued)      $ 3,750      Series A, 1.30% due 4/01/2004                                                       $   3,750
                   4,320      Series B, 1.70% due 8/01/2003                                                           4,320
                   4,535      Series C, 1.20% due 10/01/2003                                                          4,535
                   2,245   Carbondale, Pennsylvania, IDA, IDR (JM Wells Company LP Project), VRDN, AMT,
                           1.35% due 9/01/2015 (d)                                                                    2,245
                   5,435   Chester County, Pennsylvania, IDA, Revenue Bonds (West Vincent Association),
                           VRDN, AMT, Series B, 1.37% due 12/01/2020 (d)                                              5,435
                   1,325   Crawford County, Pennsylvania, IDA (Heatrix Inc. Project), VRDN, AMT, Series A,
                           1.29% due 11/01/2017 (d)                                                                   1,325
                  17,590   Cumberland County, Pennsylvania, Municipal Authority, Revenue Refunding Bonds
                           (Messiah Village Project), VRDN, 1.20% due 7/01/2027 (d)                                  17,590
                   6,995   Dauphin County, Pennsylvania, General Authority, Revenue Refunding Bonds
                           (School District Pooled Financing Program II), VRDN, 1.17% due 9/01/2032 (a)(d)            6,995
                   3,360   Dauphin County, Pennsylvania, IDA, Revenue Bonds (Interconnection System Project),
                           VRDN, AMT, 1.25% due 1/01/2014 (d)                                                         3,360
                   2,000   Delaware County, Pennsylvania, Authority Revenue Bonds (Widener University Inc.),
                           VRDN, 1.20% due 7/01/2014 (d)                                                              2,000
                           Delaware County, Pennsylvania, IDA, CP:
                  10,000      (Exelon Generating), Series 2001-A, 1.10% due 10/09/2003                               10,000
                   2,000      (Pennsylvania Electric Company), Series 1998-A, 1.15% due 4/02/2003                     2,000
                   2,055   Delaware County, Pennsylvania, IDA, IDR (Tura Machine Company Project),
                           VRDN, AMT, 1.35% due 3/01/2008 (d)                                                         2,055
                   1,200   Delaware County, Pennsylvania, IDA, PCR, Refunding (BP Exploration and Oil),
                           VRDN, 1.15% due 10/01/2019 (d)                                                             1,200
                   4,300   Eagle Tax-Exempt Trust, Pennsylvania, GO, VRDN, Series 94, Class 3803, 1.23%
                           due 5/01/2008 (d)                                                                          4,300
                   5,940   Eagle Tax-Exempt Trust, Pennsylvania, VRDN, Series 96-C, Class 3801, 1.23%
                           due 5/01/2014 (d)                                                                          5,940
                  10,000   East Hempfield Township, Pennsylvania, IDA, Revenue Bonds (Mennonite Home
                           Project), VRDN, 1.20% due 6/01/2025 (d)                                                   10,000
                   6,100   Emmaus, Pennsylvania, General Authority Revenue Bonds, VRDN, Series A,
                           1.20% due 3/01/2024 (d)                                                                    6,100
                   1,910   Erie County, Pennsylvania, Industrial Development (Reed Manufacturing Corp.
                           Project), AMT, 1.29% due 1/15/2004                                                         1,910
                   1,990   Erie, Pennsylvania, Higher Education Building Authority, University Revenue
                           Bonds (Gannon University Project), Series F, 1.40% due 1/15/2004                           1,990
                   9,000   Erie, Pennsylvania, School District, GO, TRAN, 2.50% due 6/30/2003                         9,022
                   2,470   Greene County, Pennsylvania, IDA, Revenue Bonds (Manufacturing Facilities--
                           Kyowa America), VRDN, AMT, Series D, 1.30% due 7/01/2014 (d)                               2,470
                   5,535   Grove City, Pennsylvania, Area Hospital Authority, Health Care Facility Revenue
                           Bonds (John XXIII Home Project), VRDN, 1.20% due 2/01/2030 (d)                             5,535
                   5,345   Indiana County, Pennsylvania, IDA, PCR, Refunding (Conemaugh Project), VRDN,
                           AMT, Series A, 1.25% due 6/01/2027 (d)                                                     5,345
                           Jackson Township, Pennsylvania, IDA, Revenue Bonds, VRDN, AMT (d):
                   1,340      (I Auman Machine Company Inc. Project), 1.37% due 6/01/2008                             1,340
                   1,550      (Pennsylvania Precision Cast Parts), 1.37% due 4/01/2009                                1,550
                   6,215      (V&S Lebanon Galvanizing Project), 1.40% due 4/01/2021                                  6,215
                   6,390   Lackawanna County, Pennsylvania, GO, MSTR, VRDN, Series SGB-38, 1.23%
                           due 9/15/2020 (d)                                                                          6,390
                   1,400   Lackawanna County, Pennsylvania, IDA, IDR (Herff Jones Inc. Project), VRDN,
                           AMT, 1.29% due 6/01/2026 (d)                                                               1,400
                   7,395   Lancaster County, Pennsylvania, Hospital Authority, Health Center Revenue
                           Refunding Bonds (Brethren Village), VRDN, 1.20% due 6/15/2020 (d)                          7,395
                   1,600   Lancaster, Pennsylvania, IDA, IDR (Bucks County Project), VRDN, AMT, 1.32%
                           due 2/01/2010 (d)                                                                          1,600




CMA PENNSYLVANIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003 (CONTINUED)                                                     (IN THOUSANDS)

                   Face
State             Amount                                    Issue                                                    Value
Pennsylvania     $ 2,900   Lehigh County, Pennsylvania, IDA, Revenue Bonds (New Columbia Joist
(continued)                Company), VRDN, AMT, Series B, 1.32% due 11/01/2022 (d)                                $   2,900
                   4,530   Luzerne County, Pennsylvania, IDA, Revenue Bonds (Nardone Brothers Baking
                           Project), VRDN, AMT, 1.32% due 3/01/2019 (d)                                               4,530
                   3,535   Mercer County, Pennsylvania, IDA, EDR (Solar Atmospheres of Western Pennsylvania),
                           VRDN, 1.15% due 10/01/2010 (d)                                                             3,535
                   3,100   Monroe County, Pennsylvania, IDA, Revenue Refunding Bonds (UTD Steel Enterprises
                           Project), VRDN, AMT, Series A, 1.30% due 9/01/2013 (d)                                     3,100
                   9,530   Montgomery County, Pennsylvania, IDA, PCR (Exelon Generating), CP, Series A,
                           1.10% due 5/08/2003                                                                        9,530
                   3,760   Montgomery County, Pennsylvania, IDA, Revenue Bonds (Edmund Optical Manufacturing
                           LLC Project), VRDN, AMT, 1.30% due 4/01/2016 (d)                                           3,760
                   2,300   Montgomery County, Pennsylvania, IDA, Revenue Refunding Bonds (Laneko Engineering),
                           VRDN, AMT, Series A, 1.32% due 4/01/2007 (d)                                               2,300
                   4,425   Mount Lebanon, Pennsylvania, School District, GO, MERLOTS, VRDN, Series B-19,
                           1.26% due 2/15/2027 (b)(d)                                                                 4,425
                   6,000   Municipal Securities Trust Certificates, Revenue Refunding Bonds, VRDN,
                           Series 2001-121, Class A, 1.19% due 12/22/2009 (c)(d)                                      6,000
                   3,500   Norristown, Pennsylvania, TRAN, 2.50% due 12/30/2003                                       3,521
                   4,000   Northampton County, Pennsylvania, General Purpose Authority, University
                           Revenue Bonds (Lehigh University), VRDN, Series B, 1.10% due 12/01/2030 (d)                4,000
                           Northampton County, Pennsylvania, IDA, Revenue Bonds, VRDN (d):
                   3,845      (DG Properties Inc. Project), AMT, 1.37% due 7/01/2021                                  3,845
                   2,125      (Follett Corporation Project), 1.37% due 5/01/2019                                      2,125
                   1,710      (Nicos Polymers & Grinding), AMT, 1.37% due 2/01/2020                                   1,710
                   3,495   Northumberland County, Pennsylvania, IDA, Revenue Bonds (Butter Krust
                           Baking Company Project), VRDN, AMT, 1.37% due 5/01/2011 (d)                                3,495
                           Pennsylvania Economic Development Financing Authority, EDR, VRDN (d):
                   4,000      AMT, Series D-7, 1.30% due 8/01/2022                                                    4,000
                     800      AMT, Series F-5, 1.30% due 12/01/2006                                                     800
                   1,000      (Gutchess Hardwoods Inc. Project), Series B, 1.15% due 4/01/2005                        1,000
                   5,000      (Northeast Architectural Products), AMT, Series B-5, 1.30% due 8/01/2023                5,000
                   7,000   Pennsylvania Economic Development Financing Authority, Exempt Facilities
                           Revenue Bonds (Amtrak Project), VRDN, AMT, Series B, 1.20% due 11/01/2041 (d)              7,000
                           Pennsylvania Economic Development Financing Authority Revenue Bonds,
                           VRDN, AMT (d):
                   2,390      (Bentley Graphic Commission Inc.), Series C-4, 1.37% due 4/01/2008                      2,390
                   1,620      (International Business Systems Project), Series B-4, 1.32% due 7/01/2012               1,620
                   3,780      (Waste Gas Fabricating Company Project), Series C-3, 1.37% due 4/01/2020                3,780
                           Pennsylvania Energy Development Authority Revenue Bonds, VRDN, AMT (d):
                   3,730      (B&W Ebensburg Project), 1.20% due 12/01/2011                                           3,730
                     900      (Piney Creek), Series C, 1.20% due 12/01/2011                                             900
                   2,500   Pennsylvania HFA, S/F Mortgage Revenue Bonds, AMT, Series 76, 1.15% due 10/01/2003         2,500
                  12,483   Pennsylvania State, GO, FLOATS, VRDN, Series 696, 1.20% due 5/01/2018 (d)(f)              12,483
                   5,880   Pennsylvania State, GO, MERLOTS, VRDN, Series A-15, 1.26% due 1/01/2017 (b)(d)             5,880
                   2,000   Pennsylvania State Higher Education Assistance Agency, Student Loan Revenue Bonds,
                           VRDN, AMT, Series A, 1.20% due 1/01/2018 (a)(d)                                            2,000
                           Pennsylvania State Higher Educational Facilities Authority Revenue Bonds
                           (Association of Independent Colleges and Universities):
                   4,700      Series C-2, 1.80% due 11/01/2003                                                        4,700
                   1,500      Series D-5, 2.05% due 5/01/2003                                                         1,500
                   3,750      Series F-3, 2.20% due 5/01/2003                                                         3,750
                   1,200      Series H-3, 2.10% due 5/15/2003                                                         1,200
                   5,350      Series J-1, 3% due 5/01/2003                                                            5,405
                   3,500      VRDN, Series I-7, 1.15% due 11/01/2031 (d)                                              3,500




CMA PENNSYLVANIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003 (CONCLUDED)                                                     (IN THOUSANDS)

                   Face
State             Amount                                    Issue                                                    Value
Pennsylvania     $ 3,940   Pennsylvania State Higher Educational Facilities Authority Revenue Bonds
(concluded)                (Lafayette College), 2.50% due 11/25/2003                                              $   3,969
                   1,250   Pennsylvania State Higher Educational Facilities Authority, Revenue Refunding
                           Bonds (Carnegie Mellon University), VRDN, Series C, 1.20% due 11/01/2029 (d)               1,250
                           Philadelphia, Pennsylvania, Authority for IDR, VRDN (d):
                  17,850      (Fox Chase Cancer Center Project), 1.15% due 7/01/2025                                 17,850
                   9,000      (Girard Estate Aramark Project), 1.15% due 5/01/2032                                    9,000
                   7,500      (Girard Estate Facilities Leasing), 1.15% due 11/01/2031                                7,500
                   2,455      (Lannett Company Inc. Project), 1.37% due 5/01/2014                                     2,455
                   9,090      M/F Housing Revenue Refunding Bonds (Harbor View Towers), 1.20% due 11/01/2027 (e)      9,090
                           Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities Authority,
                           Hospital Revenue Refunding Bonds (Children's Hospital Project), VRDN (d):
                   3,000      Series A, 1.15% due 2/15/2014                                                           3,000
                  15,700      Series B, 1.15% due 7/01/2025                                                          15,700
                   4,500      Series C, 1.15% due 7/01/2031 (b)                                                       4,500
                   5,100      Series D, 1.15% due 7/01/2031 (b)                                                       5,100
                  13,700   Philadelphia, Pennsylvania, School District, GO, TRAN, 2.75% due 6/30/2003                13,744
                   3,550   Philadelphia, Pennsylvania, TRAN, Series A, 3% due 6/30/2003                               3,563
                   2,300   Pottstown Boro, Pennsylvania, Educational Facilities Authority Revenue Bonds
                           (The Hill School Project), VRDN, 1.25% due 8/01/2032 (d)                                   2,300
                   9,285   Quakertown, Pennsylvania, General Authority Revenue Bonds (Pooled Financing
                           Program), VRDN, Series A, 1.20% due 7/01/2026 (d)                                          9,285
                   3,375   Scranton-Lackawanna, Pennsylvania, Health and Welfare Authority, Revenue
                           Refunding Bonds, MERLOTS, VRDN, Series A-18, 1.26% due 3/01/2015 (a)(d)                    3,375
                   4,535   Somerset County, Pennsylvania, IDA, Revenue Bonds (Somerset Welding and Steel),
                           VRDN, AMT, 1.29% due 3/02/2015 (d)                                                         4,535
                   9,000   South-Central Pennsylvania, General Authority Revenue Bonds, VRDN, Series A,
                           1.20% due 6/01/2031 (a)(d)                                                                 9,000
                   2,165   Susquehanna County, Pennyslvania, IDA, Revenue Bonds (Pennfield Corporation
                           Project), VRDN, AMT, 1.32% due 8/01/2014 (d)                                               2,165
                   7,100   Temple University of the Commonwealth of Pennsylvania, System of Higher
                           Education Revenue Refunding Bonds (University Funding Obligation), 3% due 5/06/2003        7,109
                   6,000   Union County, Pennsylvania, Hospital Authority, Hospital Revenue Refunding
                           Bonds (Evangelical Community Hospital), 1.30% due 2/01/2004                                6,000
                           Venango County, Pennsylvania, CP (Scrubgrass Project):
                  15,000      Series 90-A, 1.07% due 9/10/2003                                                       15,000
                  19,800      Series 90-B, 1.10% due 9/02/2003                                                       19,800
                   2,000   Washington County, Pennsylvania, IDA, IDR (Pennatronics Corporation Project),
                           VRDN, AMT, 1.29% due 11/01/2020 (d)                                                        2,000
                   3,000   Washington, Pennsylvania, School District, GO, TRAN, 2.50% due 6/30/2003                   3,005
                   1,510   Westmoreland County, Pennsylvania, IDA, Revenue Bonds (Newcomer Products),
                           VRDN, AMT, 1.29% due 12/01/2006 (d)                                                        1,510
                   2,915   York County, Pennsylvania, IDA, Revenue Bonds (495 Leasing Project), VRDN,
                           AMT, 1.37% due 6/01/2021 (d)                                                               2,915

                           Total Investments (Cost--$593,544*)--100.4%                                              593,544
                           Liabilities in Excess of Other Assets--(0.4%)                                            (2,439)
                                                                                                                  ---------
                           Net Assets--100.0%                                                                     $ 591,105
                                                                                                                  =========

(a)AMBAC Insured.
(b)MBIA Insured.
(c)FGIC Insured.
(d)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 2003.
(e)GNMA Collateralized.
(f)FSA Insured.
*Cost for Federal income tax purposes.

See Notes to Financial Statements.



CMA PENNSYLVANIA MUNICIPAL MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF MARCH 31, 2003

Assets:
Investments, at value (identified cost--$593,543,799)                                                       $   593,543,799
Cash                                                                                                                 10,358
Interest receivable                                                                                               1,691,427
Prepaid registration fees and other assets                                                                           11,548
                                                                                                            ---------------
Total assets                                                                                                    595,257,132
                                                                                                            ---------------

Liabilities:
Payables:
  Securities purchased                                                                    $     3,750,000
  Investment adviser                                                                              249,719
  Distributor                                                                                      97,993
  Beneficial interest redeemed                                                                      6,804         4,104,516
                                                                                          ---------------
Accrued expenses and other liabilities                                                                               47,356
                                                                                                            ---------------
Total liabilities                                                                                                 4,151,872
                                                                                                            ---------------

Net Assets                                                                                                  $   591,105,260
                                                                                                            ===============

Net Assets Consist of:
Shares of beneficial interest, $.10 par value, unlimited number of shares
authorized                                                                                                  $    59,121,176
Paid-in capital in excess of par                                                                                532,066,239
Accumulated realized capital losses--net                                                                           (82,155)
                                                                                                            ---------------

Net Assets--Equivalent to $1.00 per share based on 591,211,758 shares of
beneficial interest outstanding                                                                             $   591,105,260
                                                                                                            ===============

See Notes to Financial Statements.



CMA PENNSYLVANIA MUNICIPAL MONEY FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED MARCH 31, 2003

Investment Income:
Interest and amortization of premium and discount earned                                                    $     8,896,791

Expenses:
Investment advisory fees                                                                  $     2,886,959
Distribution fees                                                                                 733,884
Accounting services                                                                               121,885
Transfer agent fees                                                                                70,874
Professional fees                                                                                  56,203
Custodian fees                                                                                     21,371
Registration fees                                                                                  20,612
Printing and shareholder reports                                                                   20,574
Pricing fees                                                                                       11,895
Trustees' fees and expenses                                                                         5,728
Other                                                                                              15,430
                                                                                          ---------------
Total expenses                                                                                                    3,965,415
                                                                                                            ---------------
Investment income--net                                                                                            4,931,376

Realized Loss on Investments--Net                                                                                     (300)
                                                                                                            ---------------

Net Increase in Net Assets Resulting from Operations                                                        $     4,931,076
                                                                                                            ===============


See Notes to Financial Statements.



CMA PENNSYLVANIA MUNICIPAL MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                             For the Year Ended March 31,
Increase (Decrease) in Net Assets:                                                               2003               2002
Operations:
Investment income--net                                                                    $     4,931,376   $    10,743,926
Realized loss on investments--net                                                                   (300)             (715)
                                                                                          ---------------   ---------------
Net increase in net assets resulting from operations                                            4,931,076        10,743,211
                                                                                          ---------------   ---------------

Dividends to Shareholders:
Dividends to shareholders from investment income--net                                         (4,931,376)      (10,743,926)
                                                                                          ---------------   ---------------

Beneficial Interest Transactions:
Net proceeds from sale of shares                                                            1,871,842,607     2,093,897,282
Value of shares issued to shareholders in reinvestment of dividends                             4,931,064        10,698,540
                                                                                          ---------------   ---------------
                                                                                            1,876,773,671     2,104,595,822
Cost of shares redeemed                                                                   (1,914,023,882)   (2,077,642,096)
                                                                                          ---------------   ---------------
Net increase (decrease) in net assets derived from beneficial interest
transactions                                                                                 (37,250,211)        26,953,726
                                                                                          ---------------   ---------------

Net Assets:
Total increase (decrease) in net assets                                                      (37,250,511)        26,953,011
Beginning of year                                                                             628,355,771       601,402,760
                                                                                          ---------------   ---------------
End of year                                                                               $   591,105,260   $   628,355,771
                                                                                          ===============   ===============


See Notes to Financial Statements.



CMA PENNSYLVANIA MUNICIPAL MONEY FUND
FINANCIAL HIGHLIGHTS

The following per share data and ratios have been derived
from information provided in the financial statements.
                                                                               For the Year Ended March 31,
Increase (Decrease) in Net Asset Value:                         2003         2002         2001         2000          1999
Per Share Operating Performance:
Net asset value, beginning of year                            $    1.00    $    1.00    $    1.00    $    1.00    $    1.00
                                                              ---------    ---------    ---------    ---------    ---------
Investment income--net                                              .01          .02          .03          .03          .03
Realized loss on investments--net                                  --++         --++         --++         --++         --++
                                                              ---------    ---------    ---------    ---------    ---------
Total from investment operations                                    .01          .02          .03          .03          .03
                                                              ---------    ---------    ---------    ---------    ---------
Less dividends from investment income--net                        (.01)        (.02)        (.03)        (.03)        (.03)
                                                              ---------    ---------    ---------    ---------    ---------
Net asset value, end of year                                  $    1.00    $    1.00    $    1.00    $    1.00    $    1.00
                                                              =========    =========    =========    =========    =========

Total Investment Return                                            .83%        1.71%        3.47%        2.81%        2.77%
                                                              =========    =========    =========    =========    =========

Ratios to Average Net Assets:
Expenses                                                           .67%         .68%         .68%         .69%         .70%
                                                              =========    =========    =========    =========    =========
Investment income--net                                             .84%        1.72%        3.42%        2.78%        2.71%
                                                              =========    =========    =========    =========    =========

Supplemental Data:
Net assets, end of year (in thousands)                        $ 591,105    $ 628,356    $ 601,403    $ 539,177    $ 528,840
                                                              =========    =========    =========    =========    =========

++Amount is less than $.01 per share.

See Notes to Financial Statements.



CMA PENNSYLVANIA MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
CMA Pennsylvania Municipal Money Fund (the "Fund") is part of CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the demand notice payment period. In the case of a floating rate instrument, the remaining maturity is the next coupon date on which the interest rate is to be adjusted.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

(f) Expenses--Certain expenses have been allocated to the individual funds in the Trust on a pro rata basis based upon the respective aggregate net asset value of each fund included in the Trust.

(g) Reclassification--Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax difference of $11,097 have been reclassified between paid-in capital in excess of par and accumulated net realized capital losses. This reclassification has no effect on net assets or net asset value per share.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is
Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets, at the following annual rates: .50% of the first $500 million of average daily net assets; .425% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .375% of average daily net assets in excess of $1 billion.



CMA PENNSYLVANIA MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)


Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of .125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial advisors and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the year ended March 31, 2003, the Fund reimbursed FAM $11,739 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.


3. Shares of Beneficial Interest:
The number of shares sold, reinvested and redeemed during the years corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares, redeemed, respectively, since shares are recorded at $1.00 per share.


4. Distributions to Shareholders:
The tax character of distributions paid during the fiscal years ended March 31, 2003 and March 31, 2002 was as follows:


                                      3/31/2003        3/31/2002

Distributions paid from:
   Tax-exempt income                $  4,931,376       $ 10,743,926
                                    ------------       ------------
Total distributions                 $  4,931,376       $ 10,743,926
                                    ============       ============



As of March 31, 2003, there were no significant differences between the book and tax components of net assets.


5. Capital Loss Carryforward:
On March 31, 2003, the Fund had a net capital loss carryforward of $81,856, of which $22,380 expires in 2006, $3,815 expires in 2007,
$20,995 expires in 2008, $33,951 expires in 2009 and $715 expires in 2010. This amount will be available to offset like amounts of any future taxable gains.




CMA PENNSYLVANIA MUNICIPAL MONEY FUND
INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of
Trustees of CMA Pennsylvania Municipal
Money Fund of CMA Multi-State Municipal Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CMA Pennsylvania Municipal Money Fund as of March 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CMA Pennsylvania Municipal Money Fund as of March 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Princeton, New Jersey
May 8, 2003




CMA PENNSYLVANIA MUNICIPAL MONEY FUND
IMPORTANT TAX INFORMATION (UNAUDITED)


All of the net investment income distributions paid by CMA
Pennsylvania Municipal Money Fund of CMA Multi-State Municipal
Series Trust during its taxable year ended March 31, 2003 qualify as tax-exempt interest dividends for Federal income tax purposes.

Please retain this information for your records.




CMA PENNSYLVANIA MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES

                                                                                            Number of
                                                                                            Portfolios         Other
                                                                                             in Fund         Director-
                      Position(s)   Length                                                   Complex           ships
                          Held     of Time                                                 Overseen by        Held by
Name, Address & Age    with Fund    Served    Principal Occupation(s) During Past 5 Years    Trustee          Trustee
Interested Trustee
Terry K. Glenn*         President  1999 to    President and Chairman of Merrill Lynch          118 Funds        None
P.O. Box 9011           and        present    Investment Managers, L.P. ("MLIM")/Fund          162 Portfolios
Princeton,              Trustee    and        Asset Management, L.P. ("FAM") Advised
NJ 08543-9011                      1988 to    Funds since 1999; Chairman (Americas
Age: 62                            present    Region) of MLIM from 2000 to 2002; Executive
                                              Vice President of MLIM and FAM (which terms
                                              as used herein include their corporate
                                              predecessors) from 1983 to 2002; President
                                              of FAM Distributors. Inc. ("FAMD") from
                                              1986 to 2002 and Director thereof from 1991
                                              to 2002; Executive Vice President and
                                              Director of Princeton Services, Inc.
                                              ("Princeton Services") from 1993 to 2002;
                                              President of Princeton Administrators, L.P.
                                              from 1989 to 2002; Director of Financial
                                              Data Services, Inc. from 1985 to 2002.


*Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his former positions with FAM, MLIM, FAMD, Princeton Services and
Princeton Administrators, L.P. The Trustee's term is unlimited.
Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund President, Mr. Glenn serves at the pleasure of the Board of Trustees.




                                                                                            Number of
                                                                                            Portfolios         Other
                                                                                             in Fund         Director-
                      Position(s)   Length                                                   Complex           ships
                          Held     of Time                                                 Overseen by        Held by
Name, Address & Age    with Fund   Served*    Principal Occupation(s) During Past 5 Years    Trustee          Trustee
Independent Trustees

Ronald W. Forbes        Trustee    1988 to    Professor Emeritus of Finance, School of         45 Funds         None
P.O. Box 9095                      present    Business, State University of New York at        51 Portfolios
Princeton,                                    Albany since 2000 and Professor thereof
NJ 08543-9095                                 from 1989 to 2000; International Consultant,
Age: 62                                       Urban Institute from 1995 to 1999.


Cynthia A. Montgomery   Trustee    1994 to    Professor, Harvard Business School since         45 Funds         Unum
P.O. Box 9095                      present    1989; Director, Unum Provident Corporation       51 Portfolios    Provident
Princeton,                                    since 1990; Director, Newell Rubbermaid, Inc.                     Corporation;
NJ 08543-9095                                 since 1995.                                                       Newell
Age: 50                                                                                                         Rubbermaid,
                                                                                                                Inc.




CMA PENNSYLVANIA MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES (CONTINUED)

                                                                                            Number of
                                                                                            Portfolios         Other
                                                                                             in Fund         Director-
                      Position(s)   Length                                                   Complex           ships
                          Held     of Time                                                 Overseen by        Held by
Name, Address & Age    with Fund   Served*    Principal Occupation(s) During Past 5 Years    Trustee          Trustee
Independent Trustees (concluded)

Charles C. Reilly       Trustee    1990 to    Self-employed financial consultant since         45 Funds         None
P.O. Box 9095                      present    1990.                                            51 Portfolios
Princeton,
NJ 08543-9095
Age: 71


Kevin A. Ryan           Trustee    1992 to    Founder and Director Emeritus of The Boston      45 Funds         None
P.O. Box 9095                      present    University Center for the Advancement of         51 Portfolios
Princeton,                                    Ethics and Character; Professor of Education
NJ 08543-9095                                 at Boston University from 1982 to 1999 and
Age: 70                                       Professor Emeritus since 1999.


Roscoe S. Suddarth      Trustee    2000 to    President, Middle East Institute from 1995       45 Funds         None
P.O. Box 9095                      present    to 2001; Foreign Service Officer, United         51 Portfolios
Princeton,                                    States Foreign Service from 1961 to 1995;
NJ 08543-9095                                 Career Minister from 1989 to 1995; Deputy
Age: 67                                       Inspector General, U.S. Department of State
                                              from 1991 to 1994; U.S. Ambassador to the
                                              Hashemite Kingdom of Jordan from 1987 to 1990.


Richard R. West         Trustee    1988 to    Dean Emeritus of New York University, Leonard    45 Funds         Bowne & Co.,
P.O. Box 9095                      present    N. Stern School of Business Administration       51 Portfolios    Inc.; Vornado
Princeton,                                    since 1994.                                                       Operating
NJ 08543-9095                                                                                                   Company;
Age: 65                                                                                                         Vornado
                                                                                                                Realty Trust;
                                                                                                                Alexander's,
                                                                                                                Inc.


Edward D. Zinbarg       Trustee    2000 to    Self-employed financial consultant since         45 Funds         None
P.O. Box 9095                      present    1994.                                            51 Portfolios
Princeton,
NJ 08543-9095
Age: 68


*The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.



CMA PENNSYLVANIA MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES (CONCLUDED)

                      Position(s)   Length
                          Held     of Time
Name, Address & Age    with Fund   Served*    Principal Occupation(s) During Past 5 Years
Fund Officers

Donald C. Burke         Vice       1993 to    First Vice President of MLIM and FAM since 1997 and Treasurer thereof
P.O. Box 9011           President  present    since 1999; Senior Vice President and Treasurer of Princeton Services
Princeton,              and        and        since 1999; Vice President of FAMD since 1999; Director of MLIM Taxation
NJ 08543-9011           Treasurer  1999 to    since 1990.
Age: 42                            present


Kenneth A. Jacob        Senior     2002 to    Managing Director of MLIM since 2000; Director (Tax-Exempt Fixed
P.O. Box 9011           Vice       present    Income) of MLIM from 1997 to 2000.
Princeton,              President
NJ 08543-9011
Age: 51


John M. Loffredo        Senior     2002 to    Managing Director of MLIM since 2000; Director (Tax-Exempt Fixed
P.O. Box 9011           Vice       present    Income) of MLIM from 1998 to 2000.
Princeton,              President
NJ 08543-9011
Age: 39


Phillip S. Gillespie    Secretary  2000 to    First Vice President of MLIM since 2001; Director (Legal Advisory) of MLIM
P.O. Box 9011                      present    from 2000 to 2001; Vice President of MLIM from 1999 to 2000; Attorney
Princeton,                                    associated with MLIM since 1998; Assistant General Counsel of Chancellor
NJ 08543-9011                                 LGT Asset Management, Inc. from 1997 to 1998.
Age: 39


*Officers of the Fund serve at the pleasure of the Board of Trustees.


Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.



Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210++


++ For inquiries regarding your CMA account, call 800-CMA-INFO or 800-262-4636.



Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request--N/A (not answered until July 15, 2003 and only annually for funds)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -N/A (not answered until July 15, 2003 and only annually for funds)

Item 4 -  Disclose annually only (not answered until December 15,
2003)

(a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

(b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs
(a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

(e)(2)Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

(f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

(h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state.

If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees.

(Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A (not answered until July 1, 2003)

Item 8--Reserved

Item 9(a) - Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph. N/A (not answered until July 15, 2003 and only annually for funds)

Item 9(b)--There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act. Attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Pennsylvania Municipal Money Fund


By:    _/s/ Terry K. Glenn_______
       Terry K. Glenn,
       President of
       CMA Pennsylvania Municipal Money Fund


Date: May 21, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       CMA Pennsylvania Municipal Money Fund


Date: May 21, 2003


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       CMA Pennsylvania Municipal Money Fund


Date: May 21, 2003



Attached hereto as an exhibit are the certifications pursuant to
Section 906 of the Sarbanes-Oxley Act.